Document and Entity Information	12 Months Ended
Oct. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Oct. 31, 2023
Entity File Number	001-39925
Entity Registrant Name	TIAN RUIXIANG Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1001
Entity Address, Address Line Two	10 / F, No. 25, North East Third Ring Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	TIRX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001782941
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	RBSM LLP
Auditor Firm ID	587
Auditor Location	New York
Document Financial Statement Error Correction [Flag]	false
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	674,949
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,000
Business contact member
Document Information [Line Items]
Entity Address, Address Line One	Room 1001
Entity Address, Address Line Two	10 / F, No. 25, North East Third Ring Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	010
Local Phone Number	13661084674
Contact Personnel Name	Sheng Xu